SHARE BASED COMPENSATION -Carrying Unit Award Activity (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Time Vesting Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	192,800,000
Granted (in shares)	28,025,000
Forfeited (in shares)	(7,854,166)
Vested (in shares)	(44,420,833)
Ending balance (in shares)	168,550,001
Performance Based Vesting Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	10,000,000
Granted (in shares)	0
Forfeited (in shares)	0
Vested (in shares)	0
Ending balance (in shares)	10,000,000
Carry Unit Awards
Weighted Average Grant Date Fair Value
Balance at beginning of period, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.37
Granted weighted average grant date fair value (in dollars per share) | $ / shares	3.14
Forfeited weighted average grant date fair value (in dollars per share) | $ / shares	0.37
Vested weighted average grant date fair value (in dollars per share) | $ / shares	0.41
Balance at end of period, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.71